Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,450,000
Previously Paid Amount	0.00
Total Fee Amount	1,995.55
Total Offset Amount	0.00
Net Fee	1,995.55
Narrative - Max Aggregate Offering Price	$ 14,450,000
Final Prospectus	true